Organization and Principal Activities (Details) ¥ in Millions							12 Months Ended
		Aug. 26, 2024 $ / shares shares	May 24, 2024 CNY (¥)	May 06, 2022	Mar. 01, 2022 $ / shares shares	Jan. 17, 2022	Sep. 30, 2024 $ / shares	Sep. 30, 2023 $ / shares	Feb. 21, 2022
Organization and Principal Activities [Line Items]
Entity Incorporation, Date of Incorporation							Mar. 01, 2022
Ordinary share par value (in Dollars per share)	[1]						$ 0.0005	$ 0.0005
Common stock, share subscribed (in Shares) | shares					1
Cash (in Yuan Renminbi) | ¥			¥ 20
Permanent Residence Certificate Subsidiaries [Member]
Organization and Principal Activities [Line Items]
Ordinary share par value (in Dollars per share)					$ 1
Hangzhou Hanshi Medical Equipment Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Percentage of equity shares									60.00%
Shanghai Saitumofei [Member]
Organization and Principal Activities [Line Items]
Percentage of equity shares			13.33%
Percentage of voting rights			86.67%
Hangzhou Shanyou One [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage						95.00%
Baiming Yu [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage					50.00%	3.35%
Liwei Zhang [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage					5.00%	1.65%
Permanent Residence Certificate Subsidiaries [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage					45.00%
Hangzhou [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage				100.00%
Huangshan Fund [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage			44.2017%
Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary share par value (in Dollars per share)							$ 1
Common Stock [Member] | LWY GROUP LTD [Member]
Organization and Principal Activities [Line Items]
Ordinary share par value (in Dollars per share)					$ 1
Common Stock [Member] | Permanent Residence Certificate Subsidiaries [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage					45.00%
IPO [Member]
Organization and Principal Activities [Line Items]
Number of shares issued (in Shares) | shares		2,000,000
Price per share (in Dollars per share)		$ 4
Over-Allotment Option [Member]
Organization and Principal Activities [Line Items]
Number of shares issued (in Shares) | shares		91,942
Price per share (in Dollars per share)		$ 4

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1) and share reorganization by way of a subdivision and surrender of shares (Note 12).